Provisions (Schedule of detailed information about provisions) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Current	$ 33,575	$ 14,276
Non-current	280,850	204,648
Total provisions	314,425	218,924	$ 227,508
Decommissioning, restoration and similar liabilities [Member]
Disclosure of other provisions [line items]
Current	23,621	1,234
Non-current	278,495	200,790
Total provisions	302,116	202,024	200,041
Deferred share units [Member]
Disclosure of other provisions [line items]
Current	3,876	4,288
Non-current	0	0
Total provisions	3,876	4,288	6,623
Restricted share units [Member]
Disclosure of other provisions [line items]
Current	4,468	8,412
Non-current	1,009	3,789
Total provisions	5,477	12,201	19,409
Other [Member]
Disclosure of other provisions [line items]
Current	1,610	342
Non-current	1,346	69
Total provisions	$ 2,956	$ 411	$ 1,435